Consolidated statement of cash flows - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities
Result before tax	€ 17,358	€ 8,385	€ 3,399
Adjusted for:
– Depreciation and amortisation	711	834	829
– Addition to loan loss provisions	1,861	516	2,675
– Other non-cash items in Result before tax	(6,332)	(1,190)	1,671
Taxation paid	(1,474)	(1,873)	(1,734)
Changes in:
– Net change in Loans and advances to/from banks, not available/payable on demand	(32,813)	8,700	53,078
– Net change in Trading assets and Trading liabilities	6,486	(5,620)	2,566
– Loans and advances to customers	(19,297)	(27,860)	2,876
– Customer deposits	25,057	10,339	39,740
– Other	(2,671)	(7,175)	(3,856)
Net cash flow from/(used in) operating activities	(11,112)	(14,943)	101,243
Cash flows from investing activities
- Associates and joint ventures	(48)	(91)	(24)
– Property and equipment	(231)	(184)	(287)
– Associates and joint ventures	58	57	24
– Disposal of subsidiaries, net of cash disposed	7	27	(3)
– Property and equipment	83	39	75
– Loans sold
Net cash flow from/(used in) investing activities	(5,307)	6,220	(8,487)
Cash flows from financing activities
Proceeds from debt securities	92,707	85,113	65,308
Repayments of debt securities	(82,844)	(76,150)	(99,212)
Proceeds from issuance of subordinated loans	983	3,163	2,165
Repayments of subordinated loans	(1,090)	(2,449)	(2,786)
Repayments of principal portion of lease liabilities	(296)	(301)	(273)
Purchase/sale of treasury shares	(1,717)	(1,608)	5
Dividends paid	(3,093)	(2,382)	(3)
Other financing		1	(1)
Net cash flow from/(used in) financing activities	4,649	5,387	(34,796)
Net cash flow	(11,770)	(3,335)	57,960
Cash and cash equivalents at beginning of year	107,665	111,566	54,031
Effect of exchange rate changes on cash and cash equivalents	(504)	(565)	(425)
Cash and cash equivalents at end of year	95,391	107,665	111,566
Other investments purchased
Cash flows from investing activities
– Other investments	(198)	(179)	(300)
Other investments disposed
Cash flows from investing activities
– Other investments	10		12
Financial assets at FVOCI
Cash flows from investing activities
- Financial assets at fair value through other comprehensive income and securities at amortised cost	(18,806)	(13,186)	(16,949)
- Financial assets at fair value through other comprehensive income and securities at amortised cost	14,526	17,750	14,571
Securities at amortised cost
Cash flows from investing activities
- Financial assets at fair value through other comprehensive income and securities at amortised cost	(24,651)	(44,945)	(37,522)
- Financial assets at fair value through other comprehensive income and securities at amortised cost	€ 23,943	€ 46,933	€ 31,918